Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	[1]	$ 2,742
Balance at end of year		2,830
Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value		2,515	$ 2,367
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		5,610
Additions		741
Disposals		(650)
Adjustments		4
Balance at end of year		5,705
Software [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		(3,243)
Amortization and impairment		561
Disposals		615
Adjustments		1
Balance at end of year		(3,190)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Net book value		10	16
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		55
Disposals		(2)
Balance at end of year		53
Core deposit intangibles [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		(39)
Amortization and impairment		6
Disposals		2
Balance at end of year		(43)
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Net book value		2	7
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		21
Disposals		(10)
Balance at end of year		11
Contract based [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		(14)
Amortization and impairment		5
Disposals		10
Balance at end of year		(9)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Net book value		187	236
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		474
Disposals		(94)
Adjustments		1
Balance at end of year		381
Customer relationships [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		(238)
Amortization and impairment		49
Disposals		94
Adjustments		1
Balance at end of year		(194)
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value		2,714	$ 2,626
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		6,160
Additions		741
Disposals		(756)
Adjustments		5
Balance at end of year		6,150
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year		(3,534)
Amortization and impairment		621
Disposals		721
Adjustments		2
Balance at end of year		$ (3,436)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.